Related Party Transactions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Related Party Transactions
(14)	Related Parties
In January 2021, the Company paid $10,000 relating to financial advisory fees with a related party for a contract that was entered into by the Company in December 2020. $8,250 was recognized in selling, general and administrative expenses and $1,750 was recognized as a reduction to redeemable convertible preferred stock for issuance costs in the six months ended June 30, 2021. No amounts were due as of June 30, 2021.
The Company assumed a net liability of $46,970 from the ATG acquisition for an obligation due to the former owner of ATG who is a related party of the Company subsequent to the acquisition. The net obligation was a $54,777 related party payable offset by a $7,808 related party receivable for certain services performed by the former owner of ATG on behalf of ATG, and vice versa, prior to the closing of the acquisition. The services include administering an employee equity incentive plan, shared personnel, and other centralized services. No amounts were due as of June 30, 2021.
In January 2021, the former owner of ATG made payment of $7,873 in severance to former employees of ATG which will be reimbursed by the Company. Expense of $6,320 was recognized in research and development expenses and $1,552 was recognized in selling, general, and administrative expenses in the six months ended June 30, 2021. No amounts were due as of June 30, 2021.
We recognized $3,087 in the six months ended June 30, 2021 in selling, general, and administrative expenses for the transition service agreement with the former owner of ATG. As of June 30, 2021, $1,422 of related party payables was recorded on the consolidated balance sheet.

Reinvent Technology Partners Y [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 5. Related Party Transactions
Founder Shares
On October 7, 2020, the Sponsor paid an aggregate of $25,000 to cover for certain expenses on behalf of the Company in exchange for issuance of 2,875,000 ordinary shares (the “Founder Shares”). On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Founder Shares outstanding. All shares and the associated amounts in the accompanying financial statements and notes thereto have been retroactively restated to reflect the share capitalization. The Sponsor has agreed to forfeit up to an aggregate of 3,187,500 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the option to purchase additional units is not exercised in full by the underwriters so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Proposed Public Offering. If the Company increases or decreases the size of the Proposed Public Offering, the Company will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to the Class B ordinary shares prior to the consummation of the Proposed Public Offering in such amount as to maintain the number of Founder Shares at 20% of the Company’s issued and outstanding ordinary shares upon the consummation of the Proposed Public Offering. Subsequent to the share capitalization, on February 10, 2021, the Sponsor transferred 30,000 Founder Shares to each of the Company’s independent director nominees
.
The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Related Party Loans
On October 7, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Proposed Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest
bearing, unsecured and due on the earlier of December 31, 2021 and the closing of the Proposed Public Offering. The Company intends to repay the Note from the proceeds of the Proposed Public Offering and the sale of the Private Placement Warrants not being placed in the Trust Account. As of December 31, 2020, the Company has not borrowed any amount under the Note.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Support Services Agreement
The Company will enter into a support services agreement (the “Support Services Agreement”) that will provide that, commencing on the date that the Company’s securities are first listed on Nasdaq through the earlier of consummation of the initial Business Combination and its liquidation, the Company will pay $1,875,000 Support Services Fees to Reinvent Capital LLC per year for support and administrative services.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account, including funds released from the Trust Account to pay for working capital, subject to an annual limit of $701,250.

Note 5—Related Party Transactions
Founder Shares
On October 7, 2020, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for issuance of 2,875,000
Class B
ordinary shares (the “Founder Shares”). On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Founder Shares outstanding. The Sponsor agreed to forfeit up to an aggregate of 3,187,500 Founder Shares, on a pro rata basis, to the extent that the option to purchase Over-Allotment Units was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. Subsequent to the share capitalization, on February 10, 2021, the Sponsor transferred 30,000 Founder Shares to each of the Company’s independent director nominees.
The
underwriters fully exercised their over-allotment option on March 16, 2021; thus, those Founder Shares were no longer subject to forfeiture.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share

dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day
period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Related Party Loans
On October 7, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due upon the earlier of December 31, 2021 and the closing of the Initial Public Offering. The Company borrowed
 $295,000
under the Note. The Company partially repaid the Note in full in March 2021 with proceeds from the Initial Public Offering.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of June 30, 2021, the Company had no borrowings under the Working Capital Loans.
Support Services Agreement
The Company entered into a support services agreement (the “Support Services Agreement”) that provides that, commencing on the date that the Company’s securities were first listed on Nasdaq through the earlier of consummation of the initial Business Combination and the liquidation, the Company will pay
$1,875,000
Support Services Fe
e
s to Reinvent Capital LLC (“Reinvent Capital”) per year for support and administrative services, as well as reimburse Reinvent Capital for any out-of-pocket expenses it incurs in connection with providing services or for office space under the Support Services Agreement. As of June 30, 2021, the Company recognized approximately $390,600 and $468,800 in the condensed consolidated statement of operations for the three and six months ended June 30, 2021, the balance of approximately $468,800 is included in Due to related party on the unaudited condensed consolidated balance sheet at June 30, 2021.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account, including funds released from the Trust Account to pay for working capital, subject to an annual limit of
 $
701,250
. For the three and six months ended June 30, 2021, the Company incurred approximately $83,200 and $94,300
in reimbursable expenses paid by the Sponsor, which was recognized in the unaudited condensed consolidated statement of operations and $28,900 included in Due to Related Party on the unaudited condensed consolidated balance sheet at June 30, 2021.